CAPITAL LEASE OBLIGATIONS - Future Minimum Lease Payments under Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Year ending December 31, 2014	$ 29,570
Year ending December 31, 2015	32,371
Year ending December 31, 2016	34,682
Year ending December 31, 2017	37,929
Year ending December 31, 2018	41,762
Over 2018	811,990
Total minimum lease payments	988,304
Less: amounts representing interest	(708,010)
Present value of minimum lease payments	280,294
Current portion	(27,265)	0
Non-current portion	$ 253,029	$ 0